iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Facilities  —  14 .2%
Acadia Healthcare Co., Inc.
(a)
.................. 96,282 $ 2,184,639
Brookdale Senior Living, Inc.
(a)
................. 244,960 1,704,922
Community Health Systems, Inc.
(a)
.............. 126,728 430,875
Concentra Group Holdings Parent, Inc. ........... 113,866 2,342,224
Encompass Health Corp. .................... 105,357 12,919,929
Ensign Group, Inc. (The) ..................... 59,649 9,201,455
HCA Healthcare, Inc. ....................... 79,519 30,463,729
National HealthCare Corp. .................... 12,949 1,385,672
PACS Group, Inc.
(a) (b)
....................... 38,777 500,999
Select Medical Holdings Corp. ................. 108,846 1,652,282
Surgery Partners, Inc.
(a)
..................... 78,523 1,745,566
Tenet Healthcare Corp.
(a)
..................... 97,087 17,087,312
U.S. Physical Therapy, Inc. ................... 15,907 1,243,927
Universal Health Services, Inc. , Class B .......... 59,777 10,828,604
93,692,135
a
Health Care Services  —  31 .7%
Addus HomeCare Corp.
(a)
.................... 18,975 2,185,730
agilon health, Inc.
(a)
........................ 320,185 736,425
Amedisys, Inc.
(a)
.......................... 34,230 3,367,890
AMN Healthcare Services, Inc.
(a)
................ 40,165 830,211
Astrana Health, Inc.
(a)
....................... 43,490 1,082,031
BrightSpring Health Services, Inc.
(a)
............. 71,031 1,675,621
Castle Biosciences, Inc.
(a)
.................... 30,061 613,846
Chemed Corp. ............................ 15,290 7,445,160
Cigna Group (The) ......................... 94,231 31,150,884
CorVel Corp.
(a)
............................ 28,449 2,923,988
Cross Country Healthcare, Inc.
(a)
............... 32,086 418,722
CVS Health Corp. ......................... 1,016,162 70,094,855
DaVita, Inc.
(a) (b)
........................... 43,402 6,182,615
Fulgent Genetics, Inc.
(a)
..................... 20,921 415,909
GeneDx Holdings Corp. , Class A
(a)
.............. 22,083 2,038,482
Guardant Health, Inc.
(a) (b)
..................... 129,485 6,738,399
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 204,930 10,215,760
Labcorp Holdings, Inc. ...................... 87,487 22,966,212
LifeStance Health Group, Inc.
(a)
................ 138,200 714,494
NeoGenomics, Inc.
(a)
....................... 134,926 986,309
OPKO Health, Inc.
(a)
........................ 470,677 621,294
Option Care Health, Inc.
(a)
.................... 171,145 5,558,790
Pediatrix Medical Group, Inc.
(a)
................. 88,171 1,265,254
Pennant Group, Inc. (The)
(a)
................... 36,124 1,078,301
Premier, Inc. , Class A ....................... 86,061 1,887,318
Privia Health Group, Inc.
(a)
.................... 109,587 2,520,501
Quest Diagnostics, Inc. ...................... 116,685 20,960,126
RadNet, Inc.
(a)
............................ 69,013 3,927,530
210,602,657
a
Health Care Technology  —  7 .5%
Certara, Inc.
(a) (b)
........................... 115,482 1,351,139
Doximity, Inc. , Class A
(a)
..................... 139,534 8,559,016
Evolent Health, Inc. , Class A
(a) (b)
................ 113,162 1,274,204
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 91,903 457,677
Health Catalyst, Inc.
(a)
....................... 72,471 273,216
HealthStream, Inc. ......................... 25,345 701,296
Phreesia, Inc.
(a)
........................... 59,064 1,680,962
Schrodinger, Inc.
(a) (b)
........................ 58,485 1,176,718
Simulations Plus, Inc. ....................... 16,962 295,987
Teladoc Health, Inc.
(a) (b)
...................... 183,607 1,599,217
Veeva Systems, Inc. , Class A
(a)
................ 101,301 29,172,662
Waystar Holding Corp.
(a)
..................... 83,183 3,399,689
49,941,783
a
Security Shares Value
a
Managed Health Care  —  46 .5%
Alignment Healthcare, Inc.
(a)
.................. 109,644 $ 1,535,016
Centene Corp.
(a) (b)
......................... 520,115 28,231,842
Clover Health Investments Corp. , Class A
(a) (b)
....... 433,714 1,210,062
Elevance Health, Inc. ....................... 181,489 70,591,961
HealthEquity, Inc.
(a) (b)
....................... 90,546 9,485,599
Humana, Inc. ............................ 126,135 30,837,485
Molina Healthcare, Inc.
(a)
..................... 56,652 16,876,631
Progyny, Inc.
(a)
............................ 77,958 1,715,076
UnitedHealth Group, Inc. ..................... 470,610 146,816,202
307,299,874
a
Total Long-Term Investments — 99.9%
(Cost: $ 765,320,857 ) ................................ 661,536,449
a
Short-Term Securities
Money Market Funds  —  3 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 24,065,399 24,075,025
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 487,586 487,586
a
Total Short-Term Securities — 3.7%
(Cost: $ 24,557,072 ) ................................. 24,562,611
Total Investments — 103.6%
(Cost: $ 789,877,929 ) ................................ 686,099,060
Liabilities in Excess of Other Assets — ( 3 .6 ) % ............... (24,118,263)
Net Assets — 100.0% ................................. $ 661,980,797
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Healthcare Providers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,910,381  $ 12,166,426
(a)
$ —  $ (1,761) $ (21) $ 24,075,025  24,065,399  $ 10,986
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 640,202  —  (152,616)
(a)
—  —  487,586  487,586  7,497  —
$ (1,761) $ (21)
$ 24,562,611
$ 18,483  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 2 09/19/25 $ 274 $ 2,963

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 661,536,449  $ —  $ —  $ 661,536,449
Short-Term Securities
Money Market Funds ...................................... 24,562,611  —  —  24,562,611
$ 686,099,060  $ —  $ —  $ 686,099,060
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,963  $ —  $ —  $ 2,963
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)